Related Party Transactions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares
In April 2019, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 4,312,500 Class B ordinary shares, par value $0.0001, (the “Founder Shares”). On June 26, 2019, the Company effected a pro rata share capitalization resulting in an increase in the total number of Class B ordinary shares outstanding from 4,312,500 to 5,031,250. The Sponsor had agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture would have been adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would have represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 22, 2019; thus, the Founder Shares are no longer subject to forfeiture.
The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

See Note 1 for a description of the Sponsor Agreement executed in connection with the Proposed Business Combination, pursuant to which the Sponsor has agreed to, among other things, surrender and forfeit 25.0% of the Class B ordinary shares of the Company for no consideration and as a contribution to the capital of the Company to be effectuated in connection with, and contingent upon, the consummation of the Proposed Business Combination.

Private Placement Warrants
Concurrently with the closing of the Initial Public Offering, on July 22, 2019 the Company sold 4,016,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $6.03 million. Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share. Certain of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

See Note 1 to the financial statements included in Item 1 of this Quarterly Report on Form
10-Q
for a description of the Sponsor Agreement executed in connection with the Proposed Business Combination, pursuant to which the Sponsor has agreed to, among other things, surrender and forfeit 25.0% of the private placement warrants of the Company for no consideration and as a contribution to the capital of the Company to be effectuated in connection with, and contingent upon, the consummation of the Proposed Business Combination.
Related Party Loans
Prior to the closing of the Initial Public Offering, the Sponsor agreed, pursuant to an expense reimbursement agreement (the “Expense Reimbursement Agreement”), to advance the Company up to $300,000 to pay for a portion of the expenses incurred in connection with the Initial Public Offering. The Sponsor advanced approximately $62,000 to the Company under the Expense Reimbursement Agreement. The Company repaid this advance in full on November 18, 2019.

Subsequent to the consummation of the Initial Public Offering, the Sponsor has paid for certain expenses on behalf of the Company. As of September 30, 2020 and December 31, 2019, the Company has an outstanding amount due to related parties of $404,000 and $428,000, respectively. During the three and nine months ended September 30, 2020, the Company paid approximately $115,000 of the outstanding amount due to related parties.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not consummated within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.

Administrative Support Agreement

Commencing on the effective date of the Initial Public Offering, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $30,000 and $24,839 for the three months ended September 30, 2020 and 2019, respectively, and $90,000 and $24,839 for the nine months ended September 30, 2020 and for the period from April 9, 2019 (inception) through September 30, 2019, respectively, in expenses in connection with such services as reflected in the accompanying statement of operations. As of September 30, 2020 and December 31, 2019, the Company had $30,000 and $54,389, respectively, in accrued expenses for related party in connection with such services as reflected in the accompanying balance sheet. During the three and nine months ended September 30, 2020, the Company paid approximately $115,000 of the outstanding accrued administrative support fees.

Note 4—Related Party Transactions
Founder Shares
In April 2019, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 4,312,500 Class B ordinary shares, par value $0.0001, (the “Founder Shares”). On June 26, 2019, the Company effected a pro rata share capitalization resulting in an increase in the total number of Class B ordinary shares outstanding from 4,312,500 to 5,031,250. All share amounts have been retroactively restated to reflect the share capitalization. The Sponsor had agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture would have been adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would have represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 22, 2019; thus, the Founder Shares are no longer subject to forfeiture.
The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Warrants
Concurrently with the closing of the Initial Public Offering, on July 22, 2019 the Company sold 4,016,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $6.03 million. Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share. Certain of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private
Placement Warrants are non-redeemable and exercisable on a
cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not consummated within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.

 Expense Reimbursements
Prior to the closing of the Initial Public Offering, the Sponsor agreed, pursuant to an expense reimbursement agreement (the “Expense Reimbursement Agreement”), to advance the Company up to $300,000 to pay for a portion of the expenses incurred in connection with the Initial Public Offering. The Sponsor advanced approximately $62,000 to the Company under the Expense Reimbursement Agreement. The Company repaid this advance in full on November 18, 2019.
Administrative Support Agreement
Commencing on the effective date of the Initial Public Offering, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $55,000 in expenses in connection with such services during the period from April 9, 2019 (inception) through December 31, 2019 as reflected in the accompanying statement of operations.